Stockholders' Equity (Details Narrative) (10-K) - USD ($)									6 Months Ended	12 Months Ended
	Sep. 01, 2020	Jun. 30, 2020	Nov. 20, 2019	Nov. 18, 2019	Oct. 15, 2019	Oct. 07, 2019	Sep. 30, 2019	Jul. 31, 2019	Sep. 30, 2020	Mar. 31, 2020	Apr. 25, 2020	Dec. 19, 2019	Mar. 31, 2019
Common stock, shares authorized							500,000,000		500,000,000	500,000,000			500,000,000
Common stock, par value							$ 0.001		$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares authorized							25,000,000		25,000,000	25,000,000			25,000,000
Preferred stock, par value							$ 0.001		$ 0.001	$ 0.001			$ 0.001
Reverse stock splits		As a result of the Reverse Split, each (100) shares on common stock issued and outstanding prior to the Reverse Split were converted into one (1) share of common stock.			As a result of the Reverse Split, each 100 shares of common stock issued and outstanding prior to the Reverse Split were converted into one (1) common stock.				As a result of the Reverse Splits, each 100 shares of common stock issued and outstanding prior to the Reverse Splits were converted into one (1) common stock. All share and per share numbers in these financial statements have been revised retroactively to take into account this Reverse Split.
Common stock, shares issued									8,419,700	19,100			16,600
Common stock, shares outstanding									8,419,700	19,100			16,600
Preferred stock liquidation preference price per share									$ 0.001	$ 0.001
Preferred stock, shares issued									292,000	300,000			0
Preferred stock, shares outstanding									292,000	300,000			0
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized									1,000,000	1,000,000
Convertible preferred stock shares issued upon conversion									1,000	1,000
Preferred stock voting rights									The Holders of the Series A Convertible Preferred Stock shall be entitled to 1,000 (one thousand) votes per share of Common Stock.	The Holders of the Series A Convertible Preferred Stock shall be entitled to 1,000 (one thousand) votes per share of Common Stock.
Preferred stock, shares issued									292,000	292,000
Preferred stock, shares outstanding									292,000	292,000
Former Chief Executive Officer [Member]
Debt forgiven by related party							$ 1,737
Former Chief Executive Officer [Member] | Series A Convertible Preferred Stock [Member]
Number of sale of shares						300,000
Number of convertible preferred stock shares issued for loans consideration								300,000
Number of convertible preferred stock issued for loans consideration								$ 7,567
Stock Subscription Agreement [Member] | Investor [Member]
Number of sale of shares			50,000	200,000
Stock price per share	$ 0.50		$ 0.50	$ 0.50							$ 50
Cash consideration	$ 200,000		$ 25,000	$ 100,000
Stock Subscription Agreement [Member] | Investor One [Member]
Number of stock issued for subscriptions												200,000
Stock Subscription Agreement [Member] | Investor Two [Member]
Number of stock issued for subscriptions												50,000